Segment and Geographic Information - Financial Information For Each Segment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Revenue	$ 478	$ 445	$ 1,401	$ 1,304	$ 1,750	$ 1,613	$ 1,485
Less: segment expenses	283	254	820	756
Adjusted EBITDA	195	191	581	548
CARFAX
Segment Reporting [Line Items]
Revenue	313	291	923	855
B2B
Segment Reporting [Line Items]
Revenue	164	154	477	449
Operating Segments | CARFAX
Segment Reporting [Line Items]
Revenue	313	291	923	855
Less: segment expenses	160	145	477	437
Adjusted EBITDA	153	146	446	418
Operating Segments | B2B
Segment Reporting [Line Items]
Revenue	164	154	477	449
Less: segment expenses	119	102	330	304
Adjusted EBITDA	45	52	147	145
Corporate
Segment Reporting [Line Items]
Less: segment expenses	4	7	13	15
Adjusted EBITDA	$ (4)	$ (7)	$ (13)	$ (15)